Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001828253
Entity Registrant Name	Evaxion Biotech A/S
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity File Number	001-39950
Entity Address, Address Line One	Dr. Neergaards Vej 5f
Entity Address, Postal Zip Code	DK-2970
Entity Address, City or Town	Hoersholm
Entity Address, Country	DK